UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number  811-22087
Magnetar Spectrum Fund
(Exact name of registrant as specified in charter)
1603 Orrington Avenue, 13th Floor
Evanston, IL 60201
(Address of principal executive offices) (Zip code)
Michael Wilds
Magnetar Spectrum Fund
1603 Orrington Avenue, 13th Floor
Evanston, IL 60201
(Name and address of agent for service)
Registrant’s telephone number, including area code: 847-905-4400
Date of fiscal year end: November 30
Date of reporting period: July 1, 2007 – June 30, 2008
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008
REGISTRANT NAME: Magnetar Spectrum Fund
INVESTMENT COMPANY ACT FILE NUMBER: 811-22087
REPORTING PERIOD: 07/01/2007 – 06/30/2008
REGISTRANT ADDRESS: 1603 Orrington Avenue, 13th Floor, Evanston, IL 60201

							Fund’s Vote For
							or Against
							Proposal, or
							Abstain; For or
						Whether	Withhold	Whether Vote
	Exchange				Who Proposed	Fund Cast	Regarding	Was For or
	Ticker		Shareholder		Matter: Issuer	Vote on	Election of	Against
Issuer of Portfolio Security	Symbol	CUSIP #	Meeting Date	Summary of Matter Voted On	/ Shareholder	Matter	Directors	Management
Copano Energy LLC	CPNO	217202100	5/15/2008	Election of Directors & ratify Auditors	Issuer	Yes	For	For
Copano Energy LLC	CPNO	217202100	3/13/2008	Approve Conversion of Class E Units to common	Issuer	Yes	For	For
MarkWest Energy Partners L.P.	MWE	570759100	2/21/2008	Approve merger, issuance of shares, conversion of shares	Issuer	Yes	For	For
MarkWest Energy Partners L.P.	MWE	570759100	6/4/2008	Election of Directors & ratify Auditors	Issuer	Yes	For	For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Magnetar Spectrum Fund

By (Signature and Title)*	/s/ Michael Wilds
Michael Wilds, President
(Principal Executive Officer)

Date	7/21/08

*	Print the name and title of each signing officer under his or her signature.